Prepayments and Other Current Assets (Tables) - HCYC Group Company Limited [Member]	12 Months Ended
Mar. 31, 2025
Schedule of Prepayments and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31, 2025	March 31, 2024
Prepaid expenses (1)	$33,669	$50,517
Other current asset	5,929	1,852
Total	$39,598	$52,369

(1)	Prepaid expenses represent the prepayments for insurance fees, IT supports, and other services that amortize within 12 months.

Schedule of Due to Related Parties Transaction Balances

Name	March 31, 2025	March 31, 2024
Non-interest-bearing borrowings (1)
Ms. Xiameng Ding	$929,224	$582,471
Mr. Kwok Wai Man	4,260	5,037
	$933,484	$587,508
Payable to related party related to referral service
Mr. Kwok Wai Man	$163	1,400

Total due to related parties	$933,647	$588,908

(1)	As of March 31, 2025 and 2024, the balances of due to related parties were comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

Schedule of Related Parties Transactions

	For the years ended March 31,
	2025	2024
Purchase of referral service (1)
Mr. Kwok Wai Man	25,755	37,279
Total	$25,755	$37,279

(1)	The Company has entered into agreements with two related parties, Summit Planned Ltd and Mr. Kwok Wai Man, pursuant to which two related parties are obligated to facilitate the Company’s brokerage business by referring potential insurance policyholders to the Company and are entitled with the commissions for the insurance policies bought by those policyholders when they become effective